Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation
Schedule of composition of income tax expenses

	For the Year Ended December 31,
	2018	2019	2020
	RMB in thousands
Current income tax expenses	14,909	29,452	48,081
Withholding income tax expenses	11,079	16,894	18,754
Deferred tax benefits	—	(10,479)	(13,466)

Total	25,988	35,867	53,369

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate

	For the Year Ended December 31,
	2018	2019	2020
	%	%	%
Statutory income tax rate	25.00	25.00	25.00
Permanent differences	(3.76)	(0.83)	0.60
Tax rate difference from statutory rate in other jurisdictions*	(0.92)	(0.39)	(3.90)
Tax effect of preferential tax treatments	(3.15)	(8.48)	(8.29)
Withholding tax	(2.05)	(1.33)	(0.63)
Change in valuation allowance	(19.94)	(16.80)	(14.56)

Effective income tax rate	(4.82)	(2.83)	(1.78)

*	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands.

Schedule of net operating tax loss carry forwards

RMB in thousands

Loss expiring in 2021	43,751
Loss expiring in 2022	44,711
Loss expiring in 2023	83,876
Loss expiring in 2024	208,366
Loss expiring in 2025 and thereafter	3,201,799

Total	3,582,503

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB in thousands
Deferred tax assets:
Deferred revenue	90,311	95,806	163,620
Accrued expenses and other payables	25,984	82,351	128,886
Advertising expenses in excess of deduction limit	312	7,507	65,674
Net operating tax loss carry forwards	176,439	360,975	621,035
Others	909	1,199	19,036

Total deferred tax assets	293,955	547,838	998,251

Less: valuation allowance	(293,955)	(537,359)	(977,333)

Net deferred tax assets	—	10,479	20,918

Deferred tax liabilities
Acquired intangible assets (Note 24)	—	—	(46,112)

Total deferred tax liabilities	—	—	(46,112)

Schedule of movement of the aggregate valuation allowances for deferred tax assets

	Balance at January 1	Re-measurement due to applicable preferential tax rate	Addition	Expiration of loss carry forward and impact of disposal of subsidiaries	Balance at December 31
	RMB in thousands
2018	(157,264)	22,502	(159,690)	497	(293,955)
2019	(293,955)	—	(248,896)	5,492	(537,359)
2020	(537,359)	105	(484,445)	44,366	(977,333)